Goodwill and Other Intangible Assets - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020 segment	Dec. 31, 2020 USD ($)	Dec. 31, 2020	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Goodwill [Line Items]
Number of Reporting Units		2		2
Amortization of Intangible Assets			$ 8,689		$ 8,755	$ 8,718
Permits [Member]
Goodwill [Line Items]
Finite lived intangible assets useful life	5 years
Maximum [Member] | Intellectual Property [Member]
Goodwill [Line Items]
Finite lived intangible assets useful life	20 years
Maximum [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Finite lived intangible assets useful life	15 years
Maximum [Member] | Trademarks [Member]
Goodwill [Line Items]
Finite lived intangible assets useful life	15 years
Minimum [Member] | Intellectual Property [Member]
Goodwill [Line Items]
Finite lived intangible assets useful life	11 years
Minimum [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Finite lived intangible assets useful life	7 years
Minimum [Member] | Trademarks [Member]
Goodwill [Line Items]
Finite lived intangible assets useful life	11 years
Cost of Sales [Member]
Goodwill [Line Items]
Amortization of Intangible Assets			3,111		3,111	4,779
Other Operating Income (Expense) [Member]
Goodwill [Line Items]
Amortization of Intangible Assets			$ 8,678		$ 8,678	$ 8,678